Segment Information - Revenue per country (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tota leasing and service revenues	$ 941,903	$ 700,819	$ 403,162
Ghana [Member]
Tota leasing and service revenues	175,595	230,018	227,649
Turkey [Member]
Tota leasing and service revenues	0	50,183	176,228
Norway [Member]
Tota leasing and service revenues	0	0	(715)
Brazil [Member]
Tota leasing and service revenues	233,569	(617)	0
Namibia [Member]
Tota leasing and service revenues	33,212	0	0
Ivory Coast [Member]
Tota leasing and service revenues	0	89,686	0
Greenland [Member]
Tota leasing and service revenues	136	253,125	0
Angola [Member]
Tota leasing and service revenues	79,884	0	0
Falkland [Member]
Tota leasing and service revenues	166,795	0	0
Equatorial Guinea [Member]
Tota leasing and service revenues	56,297	0	0
Tanzania [Member]
Tota leasing and service revenues	$ 196,416	$ 78,424	$ 0